Shareholder Fees - Institutional - Harding Loevner Global Equity Portfolio - Institutional Class	Feb. 28, 2021
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Redemption Fee (as a percentage of amount redeemed within 90 days or less from the date of purchase)	none